Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

June 30, 2020

TP1-QTLY-0820
1.816017.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.95% 7/15/26	$42,000,000	$45,417,157
3.6% 2/17/23	31,479,000	33,788,198
4.1% 2/15/28	6,184,000	7,087,407
4.3% 2/15/30	13,106,000	15,311,875
4.45% 4/1/24	2,179,000	2,441,175
4.5% 3/9/48	75,550,000	88,654,114
4.75% 5/15/46	10,000,000	11,842,041
4.9% 6/15/42	5,000,000	5,982,037
6.2% 3/15/40	7,609,000	10,178,825
Verizon Communications, Inc.:
3% 3/22/27	5,629,000	6,243,405
3.15% 3/22/30	9,123,000	10,311,986
3.45% 3/15/21	20,069,000	20,501,543
4% 3/22/50	9,342,000	11,760,650
4.862% 8/21/46	27,196,000	36,970,248
5.012% 4/15/49	38,703,000	53,956,459
5.5% 3/16/47	17,553,000	25,988,251
		386,435,371
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	9,351,000	11,741,413
5.95% 4/1/41	6,541,000	9,703,887
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	28,187,613
3.8% 5/13/60	25,000,000	28,628,322
		78,261,235
Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	30,079,019
4.908% 7/23/25	18,965,000	21,747,763
5.375% 5/1/47	71,848,000	84,809,094
5.75% 4/1/48	11,687,000	14,543,302
6.484% 10/23/45	9,303,000	12,360,359
Comcast Corp.:
3.1% 4/1/25	2,517,000	2,764,818
3.3% 4/1/27	6,795,000	7,638,199
3.4% 4/1/30	6,970,000	7,937,005
3.75% 4/1/40	2,448,000	2,879,486
3.9% 3/1/38	5,001,000	5,936,461
4.6% 8/15/45	13,203,000	16,966,864
4.65% 7/15/42	11,795,000	15,187,676
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	16,135,490
4.65% 5/15/50	39,956,000	45,312,083
Fox Corp.:
3.666% 1/25/22	3,564,000	3,730,617
4.03% 1/25/24	6,266,000	6,945,556
4.709% 1/25/29	9,069,000	10,892,008
5.476% 1/25/39	8,943,000	11,953,504
5.576% 1/25/49	5,934,000	8,348,503
Time Warner Cable, Inc.:
4% 9/1/21	38,439,000	39,462,575
4.5% 9/15/42	19,701,000	21,158,507
5.5% 9/1/41	8,397,000	10,099,398
5.875% 11/15/40	7,566,000	9,318,283
6.55% 5/1/37	73,937,000	97,241,329
6.75% 6/15/39	10,675,000	14,180,992
7.3% 7/1/38	16,247,000	22,495,970
		540,124,861
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	25,540,000	28,336,630
3.875% 4/15/30 (a)	36,970,000	41,205,653
4.375% 4/15/40 (a)	5,513,000	6,376,997
4.5% 4/15/50 (a)	10,830,000	12,757,199
		88,676,479

TOTAL COMMUNICATION SERVICES		1,093,497,946

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,274,612
4% 1/15/25	14,536,000	15,195,310
4.2% 3/1/21	11,460,000	11,612,376
4.25% 5/15/23	9,840,000	10,274,973
4.375% 9/25/21	47,623,000	48,911,400
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	24,305,000	25,101,159
3.125% 5/12/23 (a)	21,172,000	22,267,372
		134,637,202
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	274,767
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,775,119
3.5% 7/1/27	7,113,000	8,075,320
3.6% 7/1/30	8,445,000	9,713,136
4.2% 4/1/50	4,263,000	5,163,612
		25,727,187
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	36,277,734
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	8,981,554
3% 11/19/24	19,745,000	20,675,973
		29,657,527
Multiline Retail - 0.0%
Target Corp.:
2.25% 4/15/25	6,849,000	7,326,526
2.65% 9/15/30	5,937,000	6,522,217
		13,848,743
Specialty Retail - 0.9%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,586,025
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	5,316,694
4% 4/15/30	22,128,000	25,570,780
Lowe's Companies, Inc.:
4% 4/15/25	6,659,000	7,598,379
4.5% 4/15/30	16,112,000	19,761,567
5% 4/15/40	10,275,000	13,348,433
5.125% 4/15/50	12,062,000	16,650,063
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,816,439
The Home Depot, Inc.:
2.5% 4/15/27	3,139,000	3,438,839
2.7% 4/15/30	11,203,000	12,298,984
3.3% 4/15/40	13,963,000	15,832,281
3.35% 4/15/50	10,475,000	11,945,886
3.9% 12/6/28	15,000,000	17,985,054
TJX Companies, Inc.:
3.5% 4/15/25	7,805,000	8,683,868
3.75% 4/15/27	18,177,000	20,735,533
3.875% 4/15/30	33,780,000	39,688,503
4.5% 4/15/50	13,655,000	17,459,540
		245,716,868
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	2,948,000	3,170,426
2.75% 3/27/27	6,632,000	7,279,358
2.85% 3/27/30	19,500,000	21,718,625
3.25% 3/27/40	10,105,000	11,384,610
3.375% 3/27/50	7,940,000	9,103,487
		52,656,506

TOTAL CONSUMER DISCRETIONARY		538,796,534

CONSUMER STAPLES - 3.3%
Beverages - 2.2%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	42,012,094
4.7% 2/1/36	46,768,000	53,960,911
4.9% 2/1/46	50,530,000	61,474,018
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	11,241,647
4.35% 6/1/40	10,000,000	11,387,764
4.5% 6/1/50	12,500,000	14,904,880
4.6% 6/1/60	10,000,000	11,954,266
4.75% 4/15/58	26,711,000	32,241,733
5.45% 1/23/39	23,200,000	29,304,324
5.55% 1/23/49	54,331,000	72,723,208
5.8% 1/23/59 (Reg. S)	55,947,000	79,581,758
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	50,194,666
5% 5/1/42	3,080,000	3,270,974
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	3,128,107
2.75% 3/19/30	18,600,000	20,724,329
3.5% 3/19/40	9,627,000	11,441,796
3.625% 3/19/50	18,600,000	22,619,178
3.875% 3/19/60	7,633,000	9,718,249
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	28,127,153
3.45% 3/25/30	14,988,000	17,631,228
4.125% 3/25/40	8,495,000	10,816,052
4.2% 3/25/50	15,603,000	20,482,555
		618,940,890
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	11,648,673
5.95% 4/1/30	8,809,000	11,038,299
6.6% 4/1/50	25,587,000	35,149,485
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,324,563
		68,161,020
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	4,168,000	4,521,689
3.25% 3/27/30	6,931,000	7,851,724
Conagra Brands, Inc. 3.8% 10/22/21	5,355,000	5,565,248
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,275,658
		21,214,319
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	2,007,952
Procter & Gamble Co.:
2.8% 3/25/27	3,539,000	3,942,421
3% 3/25/30	8,485,000	9,722,661
3.55% 3/25/40	6,117,000	7,377,120
3.6% 3/25/50	5,934,000	7,387,170
		30,437,324
Tobacco - 0.7%
Altria Group, Inc.:
3.875% 9/16/46	9,710,000	9,680,045
4% 1/31/24	11,015,000	12,129,730
4.25% 8/9/42	11,157,000	11,760,726
4.5% 5/2/43	7,481,000	8,030,336
4.8% 2/14/29	11,054,000	12,885,627
5.375% 1/31/44	13,496,000	16,173,876
5.95% 2/14/49	7,300,000	9,571,105
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	23,504,000	24,531,316
4.25% 7/21/25 (a)	28,144,000	30,975,175
Reynolds American, Inc.:
5.85% 8/15/45	17,970,000	22,470,972
6.15% 9/15/43	14,500,000	17,995,956
7.25% 6/15/37	7,978,000	10,661,255
		186,866,119

TOTAL CONSUMER STAPLES		925,619,672

ENERGY - 5.6%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	12,349,000	12,835,610
Halliburton Co.:
3.8% 11/15/25	519,000	562,145
4.85% 11/15/35	7,402,000	7,784,954
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	10,820,000	324,600
8.95% 4/1/45 (b)	7,553,000	188,825
		21,696,134
Oil, Gas & Consumable Fuels - 5.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	13,383,000	12,518,963
Amerada Hess Corp.:
7.125% 3/15/33	4,791,000	5,589,746
7.3% 8/15/31	6,610,000	7,719,265
7.875% 10/1/29	20,178,000	24,216,783
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619,000	657,218
5.85% 2/1/35	12,075,000	13,962,268
Cenovus Energy, Inc. 4.25% 4/15/27	35,499,000	32,216,258
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	7,528,928
DCP Midstream LLC 4.75% 9/30/21 (a)	18,047,000	18,372,568
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,033,960
4.95% 4/1/22	2,315,000	2,327,663
5.6% 4/1/44	13,506,000	10,804,800
Duke Energy Field Services 6.45% 11/3/36 (a)	10,621,000	9,558,900
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,268,691
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,312,087
Enbridge Energy Partners LP 4.2% 9/15/21	15,961,000	16,500,842
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,571,062
4.25% 12/1/26	8,321,000	9,469,706
Encana Corp. 5.15% 11/15/41	5,000,000	3,486,447
Energy Transfer Partners LP:
3.75% 5/15/30	10,391,000	10,267,805
4.2% 9/15/23	5,509,000	5,853,327
4.25% 3/15/23	4,861,000	5,131,223
4.5% 4/15/24	6,244,000	6,769,170
4.95% 6/15/28	18,799,000	20,184,421
5% 5/15/50	23,229,000	21,947,117
5.25% 4/15/29	10,158,000	11,085,153
5.8% 6/15/38	10,481,000	10,678,387
6% 6/15/48	26,826,000	27,826,994
6.25% 4/15/49	7,637,000	8,093,448
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,664,700
3.75% 2/15/25	285,000	315,258
Hess Corp. 4.3% 4/1/27	3,892,000	4,028,034
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	15,102,000	15,827,948
3.5% 3/1/21	3,293,000	3,334,020
6.55% 9/15/40	1,645,000	2,073,201
Kinder Morgan, Inc.:
5% 2/15/21 (a)	4,125,000	4,213,663
5.55% 6/1/45	12,039,000	14,613,781
Marathon Petroleum Corp. 5.125% 3/1/21	10,521,000	10,817,272
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (b)(c)	7,304,000	7,246,099
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (b)(c)	10,993,000	10,810,626
4.5% 7/15/23	9,347,000	10,052,881
4.8% 2/15/29	5,370,000	5,972,785
4.875% 12/1/24	12,572,000	13,963,280
5.5% 2/15/49	16,108,000	18,276,678
Newfield Exploration Co. 5.625% 7/1/24	28,150,000	26,743,238
Occidental Petroleum Corp.:
2.6% 8/13/21	7,353,000	7,186,013
2.7% 8/15/22	6,500,000	6,051,175
2.9% 8/15/24	21,478,000	18,363,690
3.125% 2/15/22	8,096,000	7,753,539
3.2% 8/15/26	2,889,000	2,332,087
3.5% 8/15/29	9,098,000	6,680,661
4.3% 8/15/39	1,326,000	914,555
4.4% 8/15/49	1,327,000	922,544
4.85% 3/15/21	24,269,000	24,086,983
5.55% 3/15/26	26,200,000	23,913,002
6.2% 3/15/40	7,169,000	6,004,038
6.45% 9/15/36	15,883,000	13,594,419
6.6% 3/15/46	28,439,000	24,755,296
7.5% 5/1/31	29,749,000	27,657,943
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	22,093,000	22,004,628
7.25% 3/17/44	76,243,000	82,652,177
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	21,540,280
5.35% 2/12/28	3,500,000	2,932,125
5.95% 1/28/31 (a)	7,064,000	5,803,782
6.35% 2/12/48	14,404,000	10,607,106
6.49% 1/23/27 (a)	37,360,000	34,105,570
6.5% 3/13/27	21,300,000	19,302,060
6.75% 9/21/47	102,130,000	78,410,308
6.84% 1/23/30 (a)	77,731,000	68,099,647
6.95% 1/28/60 (a)	18,760,000	14,402,990
7.69% 1/23/50 (a)	117,141,000	97,724,879
Phillips 66 Co.:
3.7% 4/6/23	2,011,000	2,149,743
3.85% 4/9/25	2,592,000	2,873,007
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,798,431
3.6% 11/1/24	6,641,000	6,782,866
3.65% 6/1/22	9,399,000	9,607,980
3.8% 9/15/30	15,976,000	15,732,103
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,374,289
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	33,855,000	37,381,949
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,920,780
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,642,709
Southwestern Energy Co. 6.2% 1/23/25 (b)	8,426,000	7,214,763
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	6,542,503
The Williams Companies, Inc.:
3.5% 11/15/30	36,437,000	38,328,653
3.7% 1/15/23	26,582,000	28,093,707
4.55% 6/24/24	70,596,000	78,333,896
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	4,323,000	4,616,585
3.95% 5/15/50 (a)	14,013,000	14,996,609
Valero Energy Corp.:
2.7% 4/15/23	7,055,000	7,319,752
2.85% 4/15/25	4,058,000	4,280,118
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,670,069
4.5% 3/1/28	3,100,000	2,914,000
4.65% 7/1/26	9,376,000	8,980,333
4.75% 8/15/28	5,504,000	5,270,080
5.375% 6/1/21	50,383,000	50,257,043
Williams Partners LP:
3.6% 3/15/22	12,587,000	13,080,921
3.9% 1/15/25	4,336,000	4,744,438
4% 11/15/21	9,760,000	10,079,257
4.125% 11/15/20	1,086,000	1,087,768
4.3% 3/4/24	20,381,000	22,142,677
4.5% 11/15/23	6,265,000	6,861,336
		1,561,786,526

TOTAL ENERGY		1,583,482,660

FINANCIALS - 22.0%
Banks - 9.5%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	164,149,115
3.3% 1/11/23	32,511,000	34,620,314
3.419% 12/20/28 (b)	23,187,000	25,821,963
3.5% 4/19/26	34,343,000	38,658,037
3.705% 4/24/28 (b)	58,915,000	66,583,857
3.864% 7/23/24 (b)	46,066,000	50,052,552
3.95% 4/21/25	19,377,000	21,440,816
4.183% 11/25/27	22,749,000	25,948,647
4.2% 8/26/24	24,032,000	26,667,037
4.25% 10/22/26	20,189,000	23,143,104
4.271% 7/23/29 (b)	2,000,000	2,353,980
4.45% 3/3/26	3,182,000	3,653,587
Barclays PLC:
2.852% 5/7/26 (b)	34,514,000	35,930,073
3.25% 1/12/21	9,440,000	9,562,720
4.375% 1/12/26	28,767,000	32,392,217
5.088% 6/20/30 (b)	35,020,000	39,919,480
5.2% 5/12/26	11,811,000	13,138,556
BB&T Corp. 3.95% 3/22/22	3,300,000	3,469,386
BNP Paribas SA 2.219% 6/9/26 (a)(b)	32,804,000	33,513,930
CIT Group, Inc. 3.929% 6/19/24 (b)	5,620,000	5,494,112
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	92,712,828
3.142% 1/24/23 (b)	35,705,000	36,926,861
3.352% 4/24/25 (b)	23,697,000	25,603,629
3.875% 3/26/25	35,450,000	38,612,592
4.05% 7/30/22	34,759,000	36,946,454
4.3% 11/20/26	52,072,000	59,102,661
4.4% 6/10/25	11,010,000	12,329,655
4.412% 3/31/31 (b)	45,100,000	53,339,222
4.45% 9/29/27	69,500,000	79,201,932
5.5% 9/13/25	42,579,000	50,449,325
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	21,321,000	22,458,118
4.3% 12/3/25	14,216,000	15,906,520
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	12,862,628
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	24,390,000	26,881,975
3.8% 9/15/22	35,920,000	38,155,706
3.8% 6/9/23	43,060,000	46,367,008
4.55% 4/17/26	5,038,000	5,792,992
Discover Bank 4.2% 8/8/23	259,000	282,863
Fifth Third Bancorp:
3.5% 3/15/22	1,167,000	1,221,862
8.25% 3/1/38	2,070,000	3,356,877
HSBC Holdings PLC:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.000% 2.099% 6/4/26 (b)	25,000,000	25,248,164
4.25% 3/14/24	10,444,000	11,240,620
4.95% 3/31/30	6,013,000	7,195,950
5.25% 3/14/44	2,847,000	3,592,828
Huntington Bancshares, Inc. 7% 12/15/20	7,222,000	7,430,043
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	21,519,955
5.71% 1/15/26 (a)	35,725,000	37,861,635
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	70,079,557
2.956% 5/13/31 (b)	18,323,000	19,484,288
3.797% 7/23/24 (b)	12,224,000	13,254,217
3.875% 9/10/24	90,088,000	99,882,558
4.125% 12/15/26	146,208,000	170,129,129
4.203% 7/23/29 (b)	3,000,000	3,516,692
4.452% 12/5/29 (b)	46,000,000	55,146,066
KeyCorp 5.1% 3/24/21	1,147,000	1,185,248
Rabobank Nederland 4.375% 8/4/25	36,518,000	41,202,088
Regions Financial Corp. 2.25% 5/18/25	27,974,000	29,262,756
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	20,149,000	21,150,169
5.125% 5/28/24	125,085,000	136,828,852
6% 12/19/23	108,056,000	121,048,967
6.1% 6/10/23	49,671,000	54,997,240
6.125% 12/15/22	88,078,000	96,147,850
Royal Bank of Scotland PLC 2.375% 5/21/23 (a)	37,687,000	38,581,923
Synchrony Bank 3% 6/15/22	12,252,000	12,513,103
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	29,104,983
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	20,653,405
4.478% 4/4/31 (b)	60,800,000	73,603,264
5.013% 4/4/51 (b)	88,716,000	122,519,421
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	19,561,101
		2,678,967,263
Capital Markets - 5.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	29,248,300
4.25% 2/15/24	10,069,000	10,927,836
Ares Capital Corp. 4.2% 6/10/24	42,554,000	43,572,395
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	50,279,685
3.869% 1/12/29 (a)(b)	9,005,000	9,940,325
4.194% 4/1/31 (a)(b)	40,079,000	45,700,399
Deutsche Bank AG 4.5% 4/1/25	61,035,000	59,867,013
Deutsche Bank AG New York Branch:
3.15% 1/22/21	15,915,000	15,989,598
3.3% 11/16/22	46,720,000	47,787,003
5% 2/14/22	44,782,000	46,746,292
GE Capital Funding LLC 4.4% 5/15/30 (a)	25,000,000	25,994,654
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	260,313,565
3.2% 2/23/23	59,200,000	62,835,652
3.691% 6/5/28 (b)	21,000,000	23,520,273
3.75% 2/25/26	15,000,000	16,729,490
3.8% 3/15/30	67,720,000	77,249,410
4.25% 10/21/25	22,692,000	25,573,411
4.411% 4/23/39 (b)	3,000,000	3,658,470
5.15% 5/22/45	9,000,000	11,896,157
6.75% 10/1/37	30,816,000	44,435,112
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	5,146,197
Moody's Corp.:
3.25% 1/15/28	10,681,000	11,851,156
3.25% 5/20/50	9,704,000	10,402,445
3.75% 3/24/25	21,924,000	24,867,201
4.875% 2/15/24	10,030,000	11,331,590
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.0276% 7/22/22 (b)(c)	7,556,000	7,595,006
3.125% 1/23/23	122,810,000	130,216,094
3.125% 7/27/26	24,646,000	27,190,245
3.622% 4/1/31 (b)	41,803,000	47,744,381
3.7% 10/23/24	15,967,000	17,709,638
3.737% 4/24/24 (b)	90,600,000	97,672,491
4.1% 5/22/23	4,810,000	5,198,596
4.431% 1/23/30 (b)	54,318,000	64,702,452
4.875% 11/1/22	43,855,000	47,692,010
5% 11/24/25	102,478,000	119,695,221
5.75% 1/25/21	13,609,000	14,015,381
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	27,840,311
State Street Corp.:
2.825% 3/30/23 (a)(b)	2,834,000	2,940,636
2.901% 3/30/26 (a)(b)	2,660,000	2,885,957
3.152% 3/30/31 (a)(b)	1,812,000	2,030,474
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	17,678,000	20,037,211
		1,611,029,733
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	26,729,572
3.3% 1/23/23	13,000,000	12,764,185
3.5% 5/26/22	8,066,000	7,980,673
4.125% 7/3/23	19,471,000	19,039,239
4.45% 12/16/21	14,543,000	14,687,590
4.45% 4/3/26	15,328,000	14,527,136
4.875% 1/16/24	28,044,000	27,858,839
6.5% 7/15/25	15,770,000	16,521,156
Ally Financial, Inc.:
3.05% 6/5/23	41,948,000	42,528,302
5.125% 9/30/24	9,461,000	10,217,308
5.8% 5/1/25	68,233,000	76,180,478
8% 11/1/31	11,577,000	14,934,680
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	33,107,088
3.65% 5/11/27	57,194,000	62,531,433
3.8% 1/31/28	28,226,000	31,382,515
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,703,560
3.95% 11/6/24	41,289,000	45,160,340
4.1% 2/9/27	7,366,000	8,049,663
4.5% 1/30/26	23,106,000	25,891,586
5.2% 4/27/22	8,179,000	8,730,884
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	75,732,848
5.085% 1/7/21	14,684,000	14,670,050
5.584% 3/18/24	30,750,000	31,048,275
5.596% 1/7/22	30,379,000	30,606,843
5.875% 8/2/21	23,012,000	23,235,216
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,403,635
3.75% 8/15/21	19,823,000	20,267,727
3.95% 12/1/27	37,530,000	39,221,848
4.25% 8/15/24	10,674,000	11,225,686
4.375% 3/19/24	24,886,000	26,068,775
5.15% 3/19/29	40,161,000	45,270,370
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	34,234,093
3% 4/1/25	29,531,000	32,120,869
3.375% 4/1/30	9,583,000	11,011,669
		910,644,131
Diversified Financial Services - 0.7%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	4,723,000	5,055,482
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,325,573
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	20,923,221
3.85% 2/1/25	450,000	464,702
3.875% 8/15/22	19,072,000	19,782,903
4.05% 7/1/30	2,716,000	2,774,218
4.125% 6/15/26	26,610,000	27,828,666
4.125% 5/15/29	24,028,000	24,943,166
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	26,804,786
Pine Street Trust I 4.572% 2/15/29 (a)	27,943,000	31,862,618
Pine Street Trust II 5.568% 2/15/49 (a)	29,500,000	32,689,856
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,518,737
		209,973,928
Insurance - 2.9%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	11,600,107
AIA Group Ltd. 3.375% 4/7/30 (a)	30,867,000	33,622,474
American International Group, Inc.:
2.5% 6/30/25	50,600,000	53,539,268
3.3% 3/1/21	8,441,000	8,583,121
3.4% 6/30/30	50,600,000	54,811,474
3.75% 7/10/25	40,830,000	45,184,151
4.875% 6/1/22	23,203,000	25,023,993
Aon PLC 4% 11/27/23	13,880,000	15,184,613
Five Corners Funding Trust II 2.85% 5/15/30 (a)	41,367,000	42,655,961
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	4,885,978
4.25% 6/15/23 (a)	2,019,000	2,191,445
4.569% 2/1/29 (a)	27,600,000	32,322,078
Lincoln National Corp. 3.4% 1/15/31	34,132,000	37,037,751
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	10,234,000	10,632,594
4.375% 3/15/29	19,688,000	23,734,170
4.75% 3/15/39	9,035,000	11,596,165
4.8% 7/15/21	11,451,000	11,847,582
4.9% 3/15/49	17,979,000	24,432,101
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	21,377,131
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	131,600,000	131,632,701
3% 1/10/23 (a)	223,000	236,166
New York Life Insurance Co. 3.75% 5/15/50 (a)	7,429,000	8,371,727
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,847
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	16,639,560
Progressive Corp. 3.2% 3/26/30	3,815,000	4,330,829
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,539,427
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	12,768,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	16,941,000	17,452,089
4.9% 9/15/44 (a)	29,277,000	37,602,271
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,475,247
Unum Group:
3.875% 11/5/25	16,863,000	17,507,823
4% 3/15/24	600,000	634,064
4% 6/15/29	21,076,000	21,827,470
4.5% 3/15/25	30,131,000	32,363,863
5.625% 9/15/20	10,373,000	10,465,474
5.75% 8/15/42	29,395,000	31,189,452
		824,301,167

TOTAL FINANCIALS		6,234,916,222

HEALTH CARE - 3.7%
Biotechnology - 0.4%
AbbVie, Inc. 3.45% 3/15/22 (a)	41,088,000	42,686,822
Upjohn, Inc.:
1.125% 6/22/22 (a)	13,597,000	13,669,998
1.65% 6/22/25 (a)	4,370,000	4,455,017
2.7% 6/22/30 (a)	22,216,000	22,824,983
3.85% 6/22/40 (a)	9,677,000	10,378,389
4% 6/22/50 (a)	16,712,000	17,887,365
		111,902,574
Health Care Providers & Services - 2.6%
Aetna, Inc. 2.75% 11/15/22	52,000	54,166
Centene Corp.:
3.375% 2/15/30	17,480,000	17,649,731
4.25% 12/15/27	19,645,000	20,271,872
4.625% 12/15/29	30,530,000	32,324,248
4.75% 1/15/25	15,625,000	15,994,844
Cigna Corp.:
3.05% 10/15/27 (a)	67,800,000	73,676,729
4.125% 9/15/20 (a)	12,071,000	12,155,614
4.375% 10/15/28	29,050,000	34,378,696
4.8% 8/15/38	18,087,000	22,911,274
4.9% 12/15/48	18,071,000	23,885,886
CVS Health Corp.:
3% 8/15/26	2,965,000	3,241,834
3.25% 8/15/29	6,813,000	7,525,862
3.625% 4/1/27	7,479,000	8,401,199
3.7% 3/9/23	12,400,000	13,323,724
3.75% 4/1/30	14,246,000	16,381,341
3.875% 7/20/25	20,803,000	23,361,734
4.1% 3/25/25	57,025,000	64,462,230
4.125% 4/1/40	9,920,000	11,699,846
4.25% 4/1/50	2,814,000	3,384,758
4.3% 3/25/28	145,979,000	170,662,891
4.78% 3/25/38	28,592,000	35,518,002
5.05% 3/25/48	42,066,000	54,718,112
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,128,474
Toledo Hospital:
5.325% 11/15/28	9,969,000	10,674,471
6.015% 11/15/48	19,653,000	22,117,799
UnitedHealth Group, Inc.:
2.75% 5/15/40	8,623,000	9,144,681
2.9% 5/15/50	7,841,000	8,349,646
3.125% 5/15/60	12,800,000	13,671,588
		731,071,252
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	12,910,000	14,745,420
4.497% 3/25/30	6,773,000	8,377,881
		23,123,301
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	73,470,962
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	4,786,000	4,881,720
5.022% 8/28/23 (b)	15,106,000	15,861,300
5.65% 8/28/28 (b)	6,362,000	7,054,186
Mylan NV:
3.15% 6/15/21	29,136,000	29,745,118
3.95% 6/15/26	12,375,000	13,835,889
4.55% 4/15/28	6,911,000	7,938,807
Perrigo Finance PLC 3.5% 12/15/21	2,075,000	2,069,306
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	15,436,000	15,744,526
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,532,794
2.8% 7/21/23	5,108,000	4,825,464
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,455,970
		182,416,042

TOTAL HEALTH CARE		1,048,513,169

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	9,575,000	10,442,325
The Boeing Co.:
5.805% 5/1/50	12,370,000	14,595,411
5.93% 5/1/60	12,640,000	14,935,854
		39,973,590
Industrial Conglomerates - 0.2%
3M Co.:
2.65% 4/15/25	1,885,000	2,038,536
3.05% 4/15/30	1,519,000	1,719,793
3.7% 4/15/50	1,875,000	2,229,923
General Electric Co.:
3.45% 5/1/27	5,953,000	6,106,402
3.625% 5/1/30	13,841,000	13,853,385
4.35% 5/1/50	17,470,000	17,313,511
		43,261,550
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	3,746,000	4,092,773
3.1% 4/15/30	9,897,000	11,217,818
3.75% 4/15/50	3,046,000	3,745,500
		19,056,091
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23 (a)	16,357,000	17,039,087
3.625% 5/15/25 (a)	12,349,000	13,457,323
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,271,998
		33,768,408
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,177,535
3.95% 7/1/24 (a)	10,113,000	8,847,786
4.375% 5/1/26 (a)	12,292,000	10,335,523
5.25% 5/15/24 (a)	21,769,000	19,875,985
CSX Corp. 3.8% 4/15/50	5,875,000	6,966,237
		53,203,066
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	5,958,126
3% 9/15/23	4,193,000	4,132,753
3.375% 6/1/21	12,669,000	12,719,381
3.375% 7/1/25	28,656,000	28,648,608
3.75% 2/1/22	22,536,000	22,783,517
3.875% 4/1/21	15,195,000	15,282,448
3.875% 7/3/23	1,190,000	1,205,371
4.25% 2/1/24	28,366,000	29,047,811
4.25% 9/15/24	16,843,000	17,125,502
		136,903,517
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	2,893,800

TOTAL INDUSTRIALS		329,060,022

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	24,501,395
5.85% 7/15/25 (a)	5,417,000	6,223,270
6.02% 6/15/26 (a)	7,709,000	8,838,178
6.1% 7/15/27 (a)	9,944,000	11,485,984
6.2% 7/15/30 (a)	8,607,000	10,025,113
		61,073,940
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,428,910
3.35% 3/26/30	4,213,000	4,873,730
3.85% 3/26/50	3,613,000	4,507,479
		12,810,119
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 2.497% 4/24/23	30,060,000	31,215,506
NVIDIA Corp.:
2.85% 4/1/30	8,300,000	9,230,712
3.5% 4/1/40	8,971,000	10,465,694
3.5% 4/1/50	17,971,000	20,826,154
3.7% 4/1/60	3,536,000	4,196,217
		75,934,283
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	24,552,000	26,406,735
2.8% 4/1/27	24,552,000	26,808,755
2.95% 4/1/30	24,600,000	27,405,454
3.6% 4/1/40	24,550,000	27,865,807
3.6% 4/1/50	24,550,000	27,668,176
3.85% 4/1/60	24,600,000	28,782,184
		164,937,111
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,986,478

TOTAL INFORMATION TECHNOLOGY		322,741,931

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	15,343,592
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,791,167
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	9,684,000	9,731,936
6.75% 10/19/75 (a)(b)	16,468,000	18,979,370
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	8,025,203
4.5% 8/1/47 (a)	7,610,000	8,706,316
		48,233,992

TOTAL MATERIALS		63,577,584

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	17,745,000	22,096,352
American Campus Communities Operating Partnership LP 3.75% 4/15/23	5,059,000	5,194,738
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	17,817,481
3.85% 2/1/23	432,000	461,278
4.5% 12/1/28	18,628,000	22,274,698
Camden Property Trust:
2.8% 5/15/30	11,053,000	11,940,406
2.95% 12/15/22	6,920,000	7,202,229
4.25% 1/15/24	6,134,000	6,707,853
Corporate Office Properties LP:
3.6% 5/15/23	5,166,000	5,256,408
3.7% 6/15/21	7,881,000	8,010,393
5% 7/1/25	16,822,000	17,902,934
5.25% 2/15/24	3,576,000	3,829,688
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,329,179
3.625% 4/15/23	6,176,000	6,560,428
3.75% 12/1/24	4,721,000	5,190,499
Equity One, Inc. 3.75% 11/15/22	23,400,000	24,372,789
HCP, Inc.:
3.25% 7/15/26	2,733,000	2,986,794
3.4% 2/1/25	15,000,000	16,165,478
3.5% 7/15/29	3,125,000	3,402,678
3.875% 8/15/24	24,000,000	26,379,560
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,118,751
3.5% 8/1/26	6,318,000	6,825,892
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,770,411
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	40,188,421
Lexington Corporate Properties Trust 4.4% 6/15/24	8,117,000	7,896,485
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	26,970,000	26,396,765
4.375% 8/1/23	34,232,000	35,535,787
4.5% 1/15/25	12,446,000	12,846,503
4.5% 4/1/27	86,567,000	90,679,175
4.75% 1/15/28	28,933,000	30,616,933
4.95% 4/1/24	6,427,000	6,767,779
5.25% 1/15/26	28,200,000	30,171,295
Prologis LP 3.25% 10/1/26	5,521,000	6,192,718
Regency Centers LP 3.7% 6/15/30	25,000,000	26,873,464
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,479,364
5% 12/15/23	3,475,000	3,568,266
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,073,872
4.25% 2/1/26	15,247,000	15,438,497
Store Capital Corp. 4.625% 3/15/29	8,847,000	9,044,476
Ventas Realty LP:
3% 1/15/30	35,454,000	35,118,373
3.125% 6/15/23	6,476,000	6,664,609
3.5% 2/1/25	7,488,000	7,728,532
3.75% 5/1/24	7,900,000	8,231,331
4% 3/1/28	10,351,000	10,967,297
4.125% 1/15/26	7,649,000	8,208,430
4.375% 2/1/45	3,802,000	3,866,298
4.75% 11/15/30	41,973,000	47,151,140
VEREIT Operating Partnership LP 3.4% 1/15/28	7,083,000	7,125,826
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,483,160
Welltower, Inc. 4% 6/1/25	4,568,000	5,049,414
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,338,537
4% 2/1/25	26,847,000	28,024,713
4.6% 4/1/24	14,578,000	15,518,981
		784,043,358
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,090,550
3.95% 11/15/27	20,195,000	20,731,990
4.1% 10/1/24	23,803,000	24,793,060
4.55% 10/1/29	27,295,000	28,637,218
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	22,648,388
Digital Realty Trust LP:
3.95% 7/1/22	16,340,000	17,312,283
4.75% 10/1/25	11,897,000	13,726,285
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,751,076
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	22,063,179
4.5% 4/18/22	15,420,000	14,270,293
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,933,331
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,879,329
Tanger Properties LP:
3.125% 9/1/26	16,602,000	15,329,573
3.75% 12/1/24	16,463,000	15,979,989
3.875% 12/1/23	8,279,000	8,135,050
3.875% 7/15/27	28,881,000	26,799,549
		271,081,143

TOTAL REAL ESTATE		1,055,124,501

UTILITIES - 2.1%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	15,724,000	16,363,436
3.743% 5/1/26	60,730,000	64,331,894
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,458,457
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (a)	13,307,000	14,037,653
Eversource Energy 2.8% 5/1/23	435,000	455,383
Exelon Corp.:
4.05% 4/15/30	7,291,000	8,416,980
4.7% 4/15/50	3,246,000	4,124,140
FirstEnergy Corp.:
4.25% 3/15/23	80,559,000	87,106,154
7.375% 11/15/31	56,726,000	82,826,170
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	10,212,033
LG&E and KU Energy LLC 3.75% 11/15/20	2,440,000	2,449,206
NV Energy, Inc. 6.25% 11/15/20	3,738,000	3,818,539
		295,600,045
Gas Utilities - 0.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	8,899,263
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	6,064,810
		14,964,073
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	15,202,000	16,152,125
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	6,038,401
3.55% 6/15/26	6,732,000	7,554,543
The AES Corp.:
3.3% 7/15/25 (a)	37,234,000	38,343,946
3.95% 7/15/30 (a)	32,477,000	33,039,898
		101,128,913
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	4,149,000	4,853,040
4.05% 4/15/25 (a)	53,700,000	61,125,817
4.25% 10/15/50 (a)	2,363,000	2,959,544
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,743,987
3.95% 4/1/50	5,775,000	6,872,246
NiSource, Inc. 2.95% 9/1/29	40,740,000	44,384,306
Puget Energy, Inc.:
4.1% 6/15/30 (a)	14,579,000	16,091,890
6% 9/1/21	10,692,000	11,279,009
Sempra Energy:
2.875% 10/1/22	1,154,000	1,195,414
6% 10/15/39	5,386,000	7,455,210
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	12,629,000	9,976,910
		169,937,373

TOTAL UTILITIES		581,630,404

TOTAL NONCONVERTIBLE BONDS
(Cost $13,050,641,734)		13,776,960,645

U.S. Government and Government Agency Obligations - 13.6%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Notes 0.125% 1/15/30	463,680,756	501,680,066
U.S. Treasury Obligations - 11.8%
U.S. Treasury Bonds 3% 2/15/49	1,068,960,000	1,474,956,017
U.S. Treasury Notes:
1.625% 5/15/26	$68,147,900	$73,038,044
2% 5/31/24	311,790,000	333,432,610
2.125% 7/31/24	245,203,000	264,062,558
2.125% 11/30/24	264,890,000	286,712,383
2.625% 2/15/29	788,485,000	923,882,659

TOTAL U.S. TREASURY OBLIGATIONS		3,356,084,271

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,362,001,332)		3,857,764,337

U.S. Government Agency - Mortgage Securities - 24.1%
Fannie Mae - 6.4%
12 month U.S. LIBOR + 1.410% 3.048% 5/1/33 (b)(c)	2,430	2,522
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (b)(c)	39,185	40,843
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	13,566	14,059
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (b)(c)	52,630	54,688
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (b)(c)	55,348	57,766
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	20,653	21,605
12 month U.S. LIBOR + 1.620% 2.744% 5/1/36 (b)(c)	92,514	96,609
12 month U.S. LIBOR + 1.620% 3.613% 7/1/35 (b)(c)	185,276	192,713
12 month U.S. LIBOR + 1.630% 3.76% 3/1/33 (b)(c)	36,680	38,091
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (b)(c)	46,081	48,642
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (b)(c)	28,050	29,268
12 month U.S. LIBOR + 1.660% 3.892% 5/1/35 (b)(c)	69,257	72,029
12 month U.S. LIBOR + 1.670% 3.744% 11/1/36 (b)(c)	257,756	269,340
12 month U.S. LIBOR + 1.690% 3.594% 7/1/43 (b)(c)	930,826	965,404
12 month U.S. LIBOR + 1.700% 3.051% 6/1/42 (b)(c)	57,861	60,184
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	34,075	35,726
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (b)(c)	86,626	90,727
12 month U.S. LIBOR + 1.750% 3.719% 7/1/35 (b)(c)	55,141	57,719
12 month U.S. LIBOR + 1.750% 4.115% 8/1/41 (b)(c)	59,452	61,576
12 month U.S. LIBOR + 1.770% 2.904% 5/1/36 (b)(c)	116,058	121,864
12 month U.S. LIBOR + 1.770% 3.55% 3/1/36 (b)(c)	109,849	115,646
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (b)(c)	124,124	129,328
12 month U.S. LIBOR + 1.800% 4.027% 12/1/40 (b)(c)	2,035,677	2,124,837
12 month U.S. LIBOR + 1.800% 4.501% 7/1/41 (b)(c)	59,727	62,248
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	44,075	46,099
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (b)(c)	137,836	144,227
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	25,089	26,184
12 month U.S. LIBOR + 1.810% 4.27% 7/1/41 (b)(c)	45,199	47,133
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(c)	240,169	252,993
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (b)(c)	25,176	26,356
12 month U.S. LIBOR + 1.950% 3.129% 7/1/37 (b)(c)	97,330	102,478
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	73,264	75,230
6 month U.S. LIBOR + 1.420% 3.314% 9/1/33 (b)(c)	174,753	179,822
6 month U.S. LIBOR + 1.500% 3.27% 1/1/35 (b)(c)	70,829	73,156
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (b)(c)	491	505
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (b)(c)	41,882	43,315
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (b)(c)	35,829	37,064
6 month U.S. LIBOR + 1.550% 3.317% 10/1/33 (b)(c)	4,837	4,990
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	7,801	8,058
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (b)(c)	1,148	1,195
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (b)(c)	15,016	15,740
6 month U.S. LIBOR + 2.460% 4.375% 3/1/36 (b)(c)	54,497	56,805
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	21,231	22,362
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.66% 8/1/36 (b)(c)	322,181	339,121
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (b)(c)	86,930	90,430
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (b)(c)	63,490	66,030
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.978% 5/1/35 (b)(c)	29,510	30,911
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.235% 7/1/34 (b)(c)	101,942	106,845
2.5% 12/1/26 to 4/1/37	42,723,985	44,803,448
3% 7/1/27 to 7/1/50 (d)	370,491,304	394,911,537
3.25% 12/1/41	21,538	23,392
3.4% 7/1/42 to 9/1/42	444,163	480,939
3.5% 7/1/32 to 4/1/50	585,472,310	627,633,816
3.525% 5/1/42	11,993	13,297
3.65% 5/1/42 to 8/1/42	238,253	260,109
3.9% 4/1/42	32,368	36,081
4% 5/1/29 to 11/1/49	436,939,611	472,946,887
4.25% 11/1/41	103,636	115,623
4.5% to 4.5% 12/1/23 to 9/1/49	154,227,293	169,331,567
5% 1/1/21 to 3/1/45	37,940,134	43,179,236
5.245% 8/1/41 (b)	1,308,120	1,475,802
5.5% 9/1/21 to 5/1/49	19,720,056	22,078,930
6% to 6% 9/1/20 to 1/1/42	16,992,159	20,136,698
6.5% 8/1/20 to 4/1/37	954,187	1,080,824
6.556% 2/1/39 (b)	1,206,475	1,329,631
7% to 7% 9/1/21 to 7/1/37	1,039,233	1,180,155
7.5% to 7.5% 2/1/22 to 2/1/32	728,593	835,942
8% 8/1/29 to 3/1/37	9,896	11,950

TOTAL FANNIE MAE		1,808,426,347

Freddie Mac - 4.8%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (b)(c)	26,930	27,874
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (b)(c)	89,942	93,372
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (b)(c)	68,229	71,120
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	23,373	24,282
12 month U.S. LIBOR + 1.750% 3.755% 12/1/40 (b)(c)	906,904	945,213
12 month U.S. LIBOR + 1.750% 4.008% 9/1/41 (b)(c)	385,206	399,498
12 month U.S. LIBOR + 1.750% 4.412% 7/1/41 (b)(c)	191,551	198,210
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (b)(c)	6,817	7,163
12 month U.S. LIBOR + 1.800% 4.16% 5/1/35 (b)(c)	126,936	133,288
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	31,110	32,904
12 month U.S. LIBOR + 1.870% 4.283% 10/1/42 (b)(c)	159,479	166,207
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (b)(c)	17,258	18,103
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	36,095	37,334
12 month U.S. LIBOR + 1.910% 4.284% 5/1/41 (b)(c)	69,061	72,292
12 month U.S. LIBOR + 1.910% 4.42% 5/1/41 (b)(c)	52,733	55,392
12 month U.S. LIBOR + 1.910% 4.611% 6/1/41 (b)(c)	77,182	80,564
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	33,705	34,948
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	17,682	18,449
12 month U.S. LIBOR + 2.010% 3.837% 4/1/38 (b)(c)	67,080	70,666
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (b)(c)	45,055	47,080
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (b)(c)	1,278	1,334
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	60,247	63,211
6 month U.S. LIBOR + 1.120% 3% 8/1/37 (b)(c)	27,704	28,236
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (b)(c)	4,322	4,482
6 month U.S. LIBOR + 1.650% 3.347% 4/1/35 (b)(c)	130,981	135,826
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (b)(c)	45,368	47,155
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (b)(c)	33,900	35,313
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (b)(c)	11,754	12,305
6 month U.S. LIBOR + 1.840% 3.588% 10/1/36 (b)(c)	130,301	136,090
6 month U.S. LIBOR + 1.860% 3.625% 10/1/35 (b)(c)	65,889	68,808
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (b)(c)	21,435	22,402
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (b)(c)	17,444	18,261
6 month U.S. LIBOR + 2.680% 4.294% 10/1/35 (b)(c)	58,378	61,051
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.926% 6/1/33 (b)(c)	96,704	101,419
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	5,254	5,528
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.416% 6/1/33 (b)(c)	172,221	179,958
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.328% 3/1/35 (b)(c)	361,848	377,973
2.5% 11/1/27 to 5/1/34	97,761,648	102,646,540
3% 6/1/31 to 6/1/50 (d)	250,095,387	266,756,660
3.5% 6/1/27 to 4/1/50	450,448,452	483,905,223
3.5% 8/1/47	30,570,637	32,761,295
4% 6/1/33 to 10/1/48	310,975,588	337,646,029
4% 4/1/48	355,828	378,503
4.5% 6/1/25 to 12/1/48	89,077,346	97,974,731
5% 2/1/21 to 7/1/41	21,962,604	25,086,179
5.5% 7/1/20 to 6/1/22	60,435	61,873
6% 10/1/21 to 12/1/37	1,629,664	1,908,417
6.5% 7/1/21 to 9/1/39	2,699,221	3,159,655
7% 6/1/21 to 9/1/36	585,312	678,325
7.5% 4/1/22 to 6/1/32	183,831	209,154
8% 7/1/24 to 4/1/32	24,743	28,275
8.5% 9/1/21 to 1/1/28	13,181	14,787

TOTAL FREDDIE MAC		1,357,048,957

Ginnie Mae - 4.5%
3% 5/15/42 to 2/20/50	32,102,886	34,624,991
3.5% 9/20/40 to 2/20/50	234,335,549	254,101,614
4% 7/15/39 to 6/20/49	570,308,830	613,463,455
4.5% 6/20/33 to 11/20/47	127,016,616	139,499,392
5.5% 7/15/33 to 9/15/39	1,921,357	2,236,113
6% to 6% 10/15/30 to 5/15/40	1,849,101	2,178,291
7% to 7% 10/15/22 to 3/15/33	1,671,749	1,920,397
7.5% to 7.5% 2/15/22 to 9/15/31	376,784	415,768
8% 11/15/21 to 11/15/29	73,811	80,491
8.5% 10/15/21 to 11/15/31	51,569	60,016
9% 1/15/23	98	105
9.5% 12/15/20 to 3/15/23	12	12
2.5% 7/1/50 (d)	97,600,000	102,688,503
2.5% 7/1/50 (d)	17,050,000	17,938,924
2.5% 7/1/50 (d)	25,550,000	26,882,082
2.5% 7/1/50 (d)	25,150,000	26,461,228
2.5% 7/1/50 (d)	29,850,000	31,406,269
5% 12/15/32 to 4/20/48	26,513,742	29,755,677
6.5% 3/20/31 to 6/15/37	204,287	238,915

TOTAL GINNIE MAE		1,283,952,243

Uniform Mortgage Backed Securities - 8.4%
2.5% 7/1/50 (d)	5,300,000	5,523,180
2.5% 7/1/50 (d)	34,800,000	36,265,407
2.5% 7/1/50 (d)	5,700,000	5,940,024
2.5% 7/1/50 (d)	40,100,000	41,788,587
2.5% 7/1/50 (d)	5,700,000	5,940,024
3% 7/1/50 (d)	35,300,000	37,162,901
3% 7/1/50 (d)	57,700,000	60,745,025
3% 7/1/50 (d)	35,750,000	37,636,649
3% 7/1/50 (d)	35,300,000	37,162,901
3% 7/1/50 (d)	47,450,000	49,954,098
3% 7/1/50 (d)	30,700,000	32,320,143
3% 7/1/50 (d)	30,650,000	32,267,505
3.5% 7/1/50 (d)	67,100,000	70,559,844
3.5% 7/1/50 (d)	111,350,000	117,091,484
3.5% 7/1/50 (d)	96,950,000	101,948,984
3.5% 7/1/50 (d)	305,750,000	321,515,234
3.5% 7/1/50 (d)	21,900,000	23,029,219
3.5% 7/1/50 (d)	109,200,000	114,830,625
3.5% 7/1/50 (d)	163,750,000	172,193,359
3.5% 7/1/50 (d)	54,600,000	57,415,313
3.5% 7/1/50 (d)	50,700,000	53,314,219
3.5% 7/1/50 (d)	22,550,000	23,712,734
3.5% 7/1/50 (d)	23,200,000	24,396,250
3.5% 7/1/50 (d)	32,350,000	34,018,047
3.5% 7/1/50 (d)	12,050,000	12,671,328
3.5% 7/1/50 (d)	12,050,000	12,671,328
3.5% 7/1/50 (d)	125,000,000	131,445,313
3.5% 7/1/50 (d)	125,000,000	131,445,313
3.5% 7/1/50 (d)	66,200,000	69,613,438
3.5% 7/1/50 (d)	36,050,000	37,908,828
3.5% 7/1/50 (d)	48,400,000	50,895,625
3.5% 7/1/50 (d)	53,550,000	56,311,172
4% 7/1/50 (d)	206,100,000	218,361,342
4% 7/1/50 (d)	146,150,000	154,844,785

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,372,900,228

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,691,529,174)		6,822,327,775

Asset-Backed Securities - 5.5%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$11,244,425	$10,030,870
Series 2019-1 Class A, 3.844% 5/15/39 (a)	18,192,657	16,437,224
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	28,554,616	25,766,632
Class B, 4.458% 10/16/39 (a)	5,105,273	2,729,075
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	39,181,000	38,313,062
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	13,523,000	13,322,711
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	13,117,091	11,551,272
Class B, 4.335% 1/16/40 (a)	2,108,877	1,118,225
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	24,769,000	24,400,264
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(b)(c)	25,273,000	25,235,672
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29(a)(b)(c)	13,805,000	13,575,354
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	60,917,000	59,543,626
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	12,008,000	11,756,733
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	37,447,688	31,431,721
Class AA, 2.487% 12/16/41 (a)	6,837,188	6,366,146
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.2595% 5/25/29 (b)(c)	1,676,073	1,670,252
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.8414% 7/25/29 (b)(c)	1,051,611	1,050,113
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	28,924,000	28,432,523
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	5,128,420	5,154,858
Class A3, 2.3% 9/15/23 (a)	9,276,000	9,397,520
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	18,493,268	18,685,228
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	2,975,000	2,994,688
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	26,959,306	23,582,313
Class B, 5.095% 4/15/39(a)	12,004,750	6,685,460
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	27,909,264	25,914,795
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	21,046,000	20,642,864
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	15,387,000	15,120,820
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	16,698,000	16,803,510
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 1.7146% 9/28/30 (b)(c)	1,587,587	1,574,722
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,882,417	2,882,813
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	375,863	378,251
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	35,049,609	35,191,571
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	2,625,768	2,634,747
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	5,112,360	5,141,483
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,286,145	15,783,862
Class A2II, 4.03% 11/20/47 (a)	25,804,045	27,305,324
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	21,841,000	22,151,963
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	20,860,000	21,193,793
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 2.5289% 7/15/32(a)(b)(c)	18,800,000	18,417,702
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	9,296,000	9,164,564
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	52,770,000	52,293,962
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	25,176,000	24,837,257
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	20,000,000	19,521,360
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	32,556,000	33,035,355
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	14,959,853	15,023,483
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	18,739,264	18,983,838
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	27,566,000	27,152,014
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,715,688
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5948% 9/15/23 (a)(b)(c)	9,862,000	9,813,658
Honda Automobile Receivables Series 2020-1 Class A2, 1.63% 10/21/22	7,250,000	7,327,297
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,929,841	11,665,548
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,491,913	13,627,034
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,611,254
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.3095% 7/25/33 (b)(c)	1,252,992	1,217,075
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	12,189,000	12,012,491
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	29,964,000	29,204,233
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.7% 7/15/31 (a)(b)(c)	30,270,000	30,270,000
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	13,483,000	13,146,087
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	27,862,000	27,537,213
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	91,626,000	90,264,804
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 2.2914% 10/25/32 (a)(b)(c)	16,300,000	16,038,173
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	11,608,915	11,653,847
Series 2020-1A Class A, 2.24% 3/15/30 (a)	8,080,657	8,104,770
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	28,992,000	28,228,786
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7845% 7/26/66 (a)(b)(c)	910,642	906,927
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6945% 9/25/35 (b)(c)	880,804	875,432
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	29,962,000	29,504,810
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4295% 1/25/36 (b)(c)	2,735,509	2,715,942
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,290,015	18,340,496
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	23,580,035	19,759,213
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	2,390,924	2,400,384
Series 2019-4A Class A, 2.48% 2/17/26 (a)	4,937,646	4,941,625
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	12,643,237	12,675,338
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	26,769,013	22,739,800
Class B, 4.335% 3/15/40 (a)	2,469,000	1,184,586
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	28,285,000	29,162,701
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7834% 12/15/27 (a)(b)(c)	1,930,247	1,914,790
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	19,163,890	19,375,454
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	35,956,000	35,984,765
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	19,234,000	18,910,465
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0445% 9/25/34 (b)(c)	63,433	58,458
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	36,294,775	32,296,916
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	39,472,263	35,126,769
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,586,000	1,707,204
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	3,892,274	3,965,718
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	3,641,000	2,366,650
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	9,699,788	9,702,581
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	31,061,000	30,374,459
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	30,608,000	30,608,000
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	31,233,000	30,711,909
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	4,393,000	4,436,534
TOTAL ASSET-BACKED SECURITIES
(Cost $1,626,189,920)		1,568,567,479

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.5%
Holmes Master Issuer PLC floater:
Series 2018-1A Class A2, 3 month U.S. LIBOR + 0.360% 1.5789% 10/15/54 (a)(b)(c)	1,262,857	1,262,260
Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	2,491,178	2,489,526
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,000,000	9,145,737
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.3383% 2/25/37 (b)(c)	7,581	7,581
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	10,280,478	10,259,639
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	29,335,526	30,237,273
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	18,630,074	19,575,959
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	4,775,000	4,774,881
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	19,919,000	19,895,874
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	11,505,171	11,689,947
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	22,780	21,469
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 1.659% 1/21/70 (a)(b)(c)	5,985,000	5,985,198
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	10,787,000	10,794,853
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8245% 9/25/43 (b)(c)	1,260,837	1,194,216

TOTAL PRIVATE SPONSOR		127,334,413

U.S. Government Agency - 1.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9845% 2/25/32 (b)(c)	12,637	12,791
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1938% 3/18/32 (b)(c)	22,712	23,200
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1845% 4/25/32 (b)(c)	25,657	26,156
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1845% 10/25/32 (b)(c)	34,074	34,739
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9345% 1/25/32 (b)(c)	12,610	12,741
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9155% 12/25/33 (b)(e)(f)	426,879	122,841
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.4955% 11/25/36 (b)(e)(f)	312,634	72,438
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4845% 1/25/43 (b)(c)	1,458,023	1,449,091
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.5345% 5/25/47 (b)(c)	3,270,043	3,254,752
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4845% 5/25/48 (b)(c)	2,015,440	2,001,904
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4845% 6/25/48 (b)(c)	7,489,818	7,446,576
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	6,996	7,384
Series 1993-207 Class H, 6.5% 11/25/23	120,896	130,013
Series 1996-28 Class PK, 6.5% 7/25/25	41,964	45,262
Series 1999-17 Class PG, 6% 4/25/29	181,029	201,222
Series 1999-32 Class PL, 6% 7/25/29	174,385	195,754
Series 1999-33 Class PK, 6% 7/25/29	129,454	144,363
Series 1999-54 Class PH, 6.5% 11/18/29	378,316	406,936
Series 1999-57 Class PH, 6.5% 12/25/29	510,850	592,223
Series 2001-52 Class YZ, 6.5% 10/25/31	15,911	18,857
Series 2003-28 Class KG, 5.5% 4/25/23	64,811	68,038
Series 2005-102 Class CO 11/25/35 (g)	82,629	78,001
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0703% 8/25/35 (b)(f)	24,570	34,198
Series 2005-81 Class PC, 5.5% 9/25/35	230,477	261,398
Series 2006-12 Class BO 10/25/35 (g)	399,435	375,483
Series 2006-37 Class OW 5/25/36 (g)	40,151	37,833
Series 2006-45 Class OP 6/25/36 (g)	140,130	131,975
Series 2006-62 Class KP 4/25/36 (g)	225,494	213,846
Series 2012-149:
Class DA, 1.75% 1/25/43	630,623	648,279
Class GA, 1.75% 6/25/42	673,896	691,657
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	36,426	41,961
Series 1999-25 Class Z, 6% 6/25/29	145,004	166,149
Series 2001-20 Class Z, 6% 5/25/31	184,839	206,871
Series 2001-31 Class ZC, 6.5% 7/25/31	105,462	122,772
Series 2002-16 Class ZD, 6.5% 4/25/32	61,598	73,249
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3655% 11/25/32 (b)(e)(f)	225,677	35,526
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	460,840	31,536
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4555% 12/25/36 (b)(e)(f)	217,022	59,788
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2555% 5/25/37 (b)(e)(f)	120,421	28,092
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.278% 9/25/23 (b)(f)	5,646	6,806
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9155% 3/25/33 (b)(e)(f)	30,828	8,043
Series 2005-72 Class ZC, 5.5% 8/25/35	1,679,062	1,898,626
Series 2005-79 Class ZC, 5.9% 9/25/35	929,391	1,072,549
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.513% 6/25/37 (b)(f)	100,588	220,832
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.493% 7/25/37 (b)(f)	155,475	340,554
Class SB, 39.600% - 1 month U.S. LIBOR 38.493% 7/25/37 (b)(f)	51,198	100,174
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1655% 3/25/38 (b)(e)(f)	797,504	174,867
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1755% 6/25/21 (b)(e)(f)	15	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8655% 12/25/40 (b)(e)(f)	753,283	158,881
Class ZA, 4.5% 12/25/40	534,240	591,780
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	466,109	31,478
Series 2010-150 Class ZC, 4.75% 1/25/41	3,302,106	3,736,278
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	30	0
Series 2010-95 Class ZC, 5% 9/25/40	7,115,799	8,130,217
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	696	0
Series 2011-39 Class ZA, 6% 11/25/32	537,416	628,837
Series 2011-4 Class PZ, 5% 2/25/41	1,435,240	1,640,149
Series 2011-67 Class AI, 4% 7/25/26 (e)	154,619	9,375
Series 2011-83 Class DI, 6% 9/25/26 (e)	107,705	4,532
Series 2012-100 Class WI, 3% 9/25/27 (e)	2,326,753	151,467
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4655% 12/25/30 (b)(e)(f)	796,877	63,255
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3655% 6/25/41 (b)(e)(f)	1,032,664	96,105
Series 2013-133 Class IB, 3% 4/25/32 (e)	1,605,590	57,785
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8655% 1/25/44 (b)(e)(f)	795,040	130,513
Series 2013-51 Class GI, 3% 10/25/32 (e)	527,244	39,479
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5355% 6/25/35 (b)(e)(f)	595,833	140,776
Series 2015-42 Class IL, 6% 6/25/45 (e)	3,434,737	705,179
Series 2015-70 Class JC, 3% 10/25/45	3,707,387	3,951,833
Series 2017-30 Class AI, 5.5% 5/25/47 (e)	1,765,502	345,117
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0155% 10/25/47 (b)(e)(f)	30,232,338	5,417,472
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 5.9655% 2/25/48 (b)(e)(f)	69,273,445	12,643,962
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 6.0155% 6/25/48 (b)(e)(f)	19,704,374	2,964,373
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.8655% 11/25/49 (b)(e)(f)	50,356,680	9,949,851
Series 2019-82 Class PI, 4% 6/25/49 (e)	18,095,672	2,281,396
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 6.0155% 8/25/48 (b)(e)(f)	27,406,304	4,123,070
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (e)	119,051	22,059
Series 343 Class 16, 5.5% 5/25/34(e)	103,868	17,431
Series 348 Class 14, 6.5% 8/25/34 (b)(e)	71,020	16,300
Series 351:
Class 12, 5.5% 4/25/34 (b)(e)	42,974	8,002
Class 13, 6% 3/25/34 (e)	62,884	11,829
Series 359 Class 19, 6% 7/25/35 (b)(e)	36,381	7,518
Series 384 Class 6, 5% 7/25/37 (e)	488,751	84,610
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9848% 1/15/32 (b)(c)	10,587	10,715
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0848% 3/15/32 (b)(c)	14,430	14,656
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1848% 3/15/32 (b)(c)	14,798	15,087
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0848% 6/15/31 (b)(c)	25,983	26,374
Class FG, 1 month U.S. LIBOR + 0.900% 1.0848% 3/15/32 (b)(c)	8,159	8,286
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.5348% 8/15/47 (b)(c)	1,703,428	1,695,450
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4348% 5/15/37 (b)(c)	584,159	581,553
planned amortization class:
Series 2006-15 Class OP 3/25/36 (g)	437,378	413,511
Series 2095 Class PE, 6% 11/15/28	204,608	228,424
Series 2101 Class PD, 6% 11/15/28	17,171	19,100
Series 2121 Class MG, 6% 2/15/29	82,423	91,985
Series 2131 Class BG, 6% 3/15/29	575,228	643,329
Series 2137 Class PG, 6% 3/15/29	84,059	94,117
Series 2154 Class PT, 6% 5/15/29	149,504	167,374
Series 2162 Class PH, 6% 6/15/29	30,206	33,587
Series 2520 Class BE, 6% 11/15/32	209,541	241,168
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4153% 3/15/23 (b)(e)(f)	1,323	16
Series 2693 Class MD, 5.5% 10/15/33	530,643	616,000
Series 2802 Class OB, 6% 5/15/34	242,775	272,611
Series 3002 Class NE, 5% 7/15/35	575,485	642,258
Series 3110 Class OP 9/15/35 (g)	237,236	230,890
Series 3119 Class PO 2/15/36 (g)	513,645	485,626
Series 3121 Class KO 3/15/36 (g)	79,269	75,788
Series 3123 Class LO 3/15/36 (g)	295,137	279,216
Series 3145 Class GO 4/15/36 (g)	287,864	273,686
Series 3189 Class PD, 6% 7/15/36	493,000	589,329
Series 3225 Class EO 10/15/36 (g)	154,483	145,705
Series 3258 Class PM, 5.5% 12/15/36	232,291	261,950
Series 3415 Class PC, 5% 12/15/37	195,152	219,086
Series 3786 Class HI, 4% 3/15/38 (e)	308,786	9,170
Series 3806 Class UP, 4.5% 2/15/41	1,521,473	1,674,793
Series 3832 Class PE, 5% 3/15/41	2,272,000	2,562,136
Series 4135 Class AB, 1.75% 6/15/42	506,670	520,101
Series 4765 Class PE, 3% 12/15/41	2,607,985	2,667,782
sequential payer:
Series 2135 Class JE, 6% 3/15/29	39,166	44,146
Series 2274 Class ZM, 6.5% 1/15/31	52,226	60,424
Series 2281 Class ZB, 6% 3/15/30	106,947	118,569
Series 2303 Class ZV, 6% 4/15/31	53,228	59,867
Series 2357 Class ZB, 6.5% 9/15/31	390,777	462,873
Series 2502 Class ZC, 6% 9/15/32	98,358	112,931
Series 2519 Class ZD, 5.5% 11/15/32	149,260	168,582
Series 2546 Class MJ, 5.5% 3/15/23	40,377	42,409
Series 2601 Class TB, 5.5% 4/15/23	17,955	18,849
Series 2998 Class LY, 5.5% 7/15/25	72,426	77,888
Series 3871 Class KB, 5.5% 6/15/41	2,625,083	3,140,573
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4153% 2/15/36 (b)(e)(f)	155,837	40,640
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,397,302	75,755
Series 2017-4683 Class LM, 3% 5/15/47	4,496,955	4,748,644
Series 2017-4720 Class IO, 4% 9/15/47 (e)	25,440,200	3,014,562
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0153% 8/15/47 (b)(e)(f)	19,815,842	2,648,367
Series 2018-4765 Class IB, 4% 3/15/48 (e)	20,912,928	2,745,497
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5991% 8/15/24 (b)(f)	1,078	1,333
Class SD, 86.400% - 1 month U.S. LIBOR 84.0482% 8/15/24 (b)(f)	1,685	2,438
Series 2933 Class ZM, 5.75% 2/15/35	1,923,616	2,292,330
Series 2935 Class ZK, 5.5% 2/15/35	1,798,266	2,050,873
Series 2947 Class XZ, 6% 3/15/35	789,833	916,588
Series 2996 Class ZD, 5.5% 6/15/35	1,396,366	1,661,955
Series 3237 Class C, 5.5% 11/15/36	2,075,254	2,416,969
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4753% 11/15/36 (b)(e)(f)	644,403	161,596
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5653% 3/15/37 (b)(e)(f)	977,409	260,508
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5753% 4/15/37 (b)(e)(f)	1,367,826	373,428
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3953% 6/15/37 (b)(e)(f)	485,923	113,346
Series 3949 Class MK, 4.5% 10/15/34	411,205	452,181
Series 4055 Class BI, 3.5% 5/15/31 (e)	1,495,758	61,941
Series 4149 Class IO, 3% 1/15/33 (e)	262,066	26,051
Series 4314 Class AI, 5% 3/15/34 (e)	459,077	33,913
Series 4427 Class LI, 3.5% 2/15/34 (e)	2,719,548	153,969
Series 4471 Class PA 4% 12/15/40	2,639,694	2,821,674
target amortization class Series 2156 Class TC, 6.25% 5/15/29	98,396	105,853
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0836% 2/15/24 (b)(c)	30,294	30,398
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	76,344	85,066
Series 2056 Class Z, 6% 5/15/28	151,495	169,056
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4848% 5/15/48 (b)(c)	5,278,558	5,244,204
Series 4386 Class AZ, 4.5% 11/15/40	4,829,338	5,337,910
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,852,124	2,028,635
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.4949% 6/16/37 (b)(e)(f)	283,858	70,394
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7238% 3/20/60 (b)(c)(h)	3,536,428	3,537,636
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (b)(c)(h)	430,288	427,799
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.6034% 9/20/60 (b)(c)(h)	515,269	512,059
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.6034% 8/20/60 (b)(c)(h)	535,814	532,592
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.6834% 12/20/60 (b)(c)(h)	1,172,838	1,167,856
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 12/20/60 (b)(c)(h)	1,518,313	1,517,186
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 2/20/61 (b)(c)(h)	2,640,116	2,638,712
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.7934% 2/20/61 (b)(c)(h)	3,596,255	3,593,604
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.8034% 4/20/61 (b)(c)(h)	1,347,369	1,346,298
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.8034% 5/20/61 (b)(c)(h)	1,802,485	1,800,995
Class FC, 1 month U.S. LIBOR + 0.500% 0.8034% 5/20/61 (b)(c)(h)	1,539,299	1,538,067
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.8334% 6/20/61 (b)(c)(h)	1,801,609	1,801,485
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.8534% 9/20/61 (b)(c)(h)	4,393,427	4,395,286
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.9034% 10/20/61 (b)(c)(h)	2,084,728	2,087,997
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.59% 8/20/42 (b)(c)	1,391,269	1,398,910
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.0034% 11/20/61 (b)(c)(h)	1,941,240	1,948,874
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.0034% 1/20/62 (b)(c)(h)	1,260,904	1,265,727
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.9334% 1/20/62 (b)(c)(h)	1,806,736	1,810,825
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.9334% 3/20/62 (b)(c)(h)	1,157,760	1,159,722
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.9534% 5/20/61 (b)(c)(h)	64,563	64,700
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.8234% 10/20/62 (b)(c)(h)	51,096	51,081
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.8334% 7/20/60 (b)(c)(h)	41,122	41,123
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.6634% 3/20/63 (b)(c)(h)	67,381	67,103
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.9034% 1/20/64 (b)(c)(h)	1,714,437	1,716,799
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.9034% 12/20/63 (b)(c)(h)	6,104,643	6,114,264
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.8034% 6/20/64 (b)(c)(h)	1,570,556	1,569,317
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.6034% 3/20/65 (b)(c)(h)	71,755	71,555
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.5834% 5/20/63 (b)(c)(h)	73,263	73,001
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.5034% 4/20/63 (b)(c)(h)	117,832	117,036
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.7034% 12/20/62 (b)(c)(h)	103,329	103,025
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.44% 10/20/47 (b)(c)	4,258,329	4,234,915
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.54% 11/20/48 (b)(c)	11,098,718	11,108,276
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.49% 5/20/48 (b)(c)	5,035,254	5,015,491
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.49% 6/20/48 (b)(c)	5,973,364	5,950,801
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.49% 6/20/48 (b)(c)	6,352,659	6,348,126
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.62% 12/20/40 (b)(f)	3,664,940	4,410,864
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	342,079	20,996
Series 2016-69 Class WA, 3% 2/20/46	1,859,999	1,970,997
Series 2017-134 Class BA, 2.5% 11/20/46	747,288	785,339
Series 2017-153 Class GA, 3% 9/20/47	7,360,355	7,780,113
Series 2017-182 Class KA, 3% 10/20/47	6,898,974	7,281,872
Series 2018-13 Class Q, 3% 4/20/47	9,108,381	9,556,206
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	850,895	969,790
Series 2010-160 Class DY, 4% 12/20/40	7,527,786	8,308,744
Series 2010-170 Class B, 4% 12/20/40	1,668,508	1,841,930
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	1,096,320	1,099,110
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.8034% 9/20/62 (b)(c)(h)	719,239	719,084
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.9534% 11/20/65 (b)(c)(h)	144,046	144,080
Series 2017-139 Class BA, 3% 9/20/47	18,649,269	19,995,898
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3049% 5/16/34 (b)(e)(f)	159,473	34,449
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0049% 8/17/34 (b)(e)(f)	172,534	43,434
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.0292% 6/16/37 (b)(f)	8,467	16,579
Series 2010-116 Class QB, 4% 9/16/40	541,201	585,298
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7549% 2/16/40 (b)(e)(f)	1,130,425	214,874
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.5038% 5/20/60 (b)(c)(h)	1,339,167	1,331,380
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.91% 7/20/41 (b)(e)(f)	683,365	128,252
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5049% 6/16/42 (b)(e)(f)	606,241	142,162
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4133% 4/20/39 (b)(f)	340,415	353,761
Class ST, 8.800% - 1 month U.S. LIBOR 8.5467% 8/20/39 (b)(f)	1,356,904	1,402,997
Series 2013-149 Class MA, 2.5% 5/20/40	8,663,885	9,063,229
Series 2014-2 Class BA, 3% 1/20/44	12,372,308	13,344,388
Series 2014-21 Class HA, 3% 2/20/44	5,428,086	5,746,468
Series 2014-25 Class HC, 3% 2/20/44	8,517,307	9,282,685
Series 2014-5 Class A, 3% 1/20/44	7,522,607	8,071,666
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	1,193,381	1,201,017
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	775,348	776,975
Series 2015-H21:
Class HA, 2.5% 6/20/63 (h)	6,072	6,069
Class JA, 2.5% 6/20/65 (h)	639,228	640,431
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (b)(c)(h)	11,538,676	11,461,125
Series 2017-186 Class HK, 3% 11/16/45	7,028,114	7,502,147
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (b)(c)(h)	11,858,116	11,739,065
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1326% 5/20/65 (b)(h)	441,337	463,035

TOTAL U.S. GOVERNMENT AGENCY		367,318,051

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $487,745,616)		494,652,464

Commercial Mortgage Securities - 3.5%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	37,260,512
Class ANM, 3.112% 11/5/32 (a)	17,278,000	16,350,173
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,216,378
Class CNM, 3.8425% 11/5/32 (a)(b)	1,604,000	1,283,012
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,200,000	4,763,167
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	3,127,172
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(e)	742,462	27,931
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(e)(i)	14,837,465	1
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,796,004
Series 2019-B14 Class A5, 3.0486% 12/15/62	4,452,000	4,945,327
Series 2019-B14 Class XA, 0.9157% 12/15/62 (b)(e)	109,772,041	5,436,559
Series 2020-B17 Class XA, 1.5424% 3/15/53 (b)(e)	109,984,547	10,603,060
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.8558% 3/15/37 (a)(b)(c)	1,540,000	1,516,889
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1848% 12/15/36 (a)(b)(c)	15,854,000	15,576,200
Class C, 1 month U.S. LIBOR + 1.120% 1.3048% 12/15/36 (a)(b)(c)	12,649,000	12,332,373
Class D, 1 month U.S. LIBOR + 1.250% 1.4348% 12/15/36 (a)(b)(c)	19,757,000	19,064,620
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0608% 11/15/32 (a)(b)(c)	6,805,000	6,695,687
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9848% 12/15/36 (a)(b)(c)	38,101,000	37,715,875
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2724% 9/15/37 (a)(b)(c)	10,591,024	9,427,162
Class B, 1 month U.S. LIBOR + 1.320% 1.5098% 9/15/37 (a)(b)(c)	12,045,566	10,481,140
Class D, 1 month U.S. LIBOR + 2.620% 2.8098% 9/15/37 (a)(b)(c)	9,224,499	6,718,128
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 0.9348% 11/15/35 (a)(b)(c)	13,371,912	13,238,568
Class F, 1 month U.S. LIBOR + 1.800% 1.9848% 11/15/35 (a)(b)(c)	9,692,200	9,449,609
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4848% 4/15/34 (a)(b)(c)	15,742,000	14,480,261
Class C, 1 month U.S. LIBOR + 1.600% 1.7848% 4/15/34 (a)(b)(c)	10,407,000	9,364,372
Class D, 1 month U.S. LIBOR + 1.900% 2.0848% 4/15/34 (a)(b)(c)	10,925,000	9,721,042
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2648% 10/15/36 (a)(b)(c)	13,403,314	13,168,459
Class C, 1 month U.S. LIBOR + 1.250% 1.4348% 10/15/36 (a)(b)(c)	16,850,399	16,470,772
Class D, 1 month U.S. LIBOR + 1.450% 1.6348% 10/15/36 (a)(b)(c)	23,867,816	23,270,405
Class E, 1 month U.S. LIBOR + 1.800% 1.9848% 10/15/36 (a)(b)(c)	33,535,514	32,444,309
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7848% 12/15/36 (a)(b)(c)	16,049,000	15,366,056
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1848% 4/15/34 (a)(b)(c)	33,351,000	31,851,232
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1048% 10/15/36 (a)(b)(c)	69,266,539	68,739,310
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1348% 11/15/36 (a)(b)(c)	12,876,000	12,859,918
Class B, 1 month U.S. LIBOR + 1.250% 1.4348% 11/15/36 (a)(b)(c)	6,900,000	6,753,461
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3048% 6/15/34 (a)(b)(c)	42,117,257	39,587,206
Class B, 1 month U.S. LIBOR + 1.500% 1.6848% 6/15/34 (a)(b)(c)	7,428,943	6,871,109
Class C, 1 month U.S. LIBOR + 1.750% 1.9348% 6/15/34 (a)(b)(c)	8,391,788	7,635,650
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	2,034,266
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,975,667
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,040,000	3,114,965
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1648% 5/15/36 (a)(b)(c)	49,040,000	48,579,024
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	17,840,371
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,372,375
Class C, 4.9414% 4/15/36 (a)(b)	3,781,000	3,424,718
Class D, 4.9414% 4/15/36 (a)(b)	7,560,000	6,099,227
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6348% 9/15/31 (a)(b)(c)	14,400,000	13,378,935
sequential payer Series 2019-GC39 Class A4, 3.567% 5/10/52	2,600,000	2,959,359
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	7,800,000	7,977,702
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,233,754
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,220,133
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	7,048,287
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,600,521
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1848% 9/15/29 (a)(b)(c)	14,308,000	13,878,063
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,404,675
Class DFX, 5.3503% 7/5/33 (a)	5,307,000	5,133,669
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	6,879,465
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	11,830,000	11,861,540
Morgan Stanley BAML Trust:
sequential payer Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	40,254,514
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	12,026,902
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4348% 8/15/33 (a)(b)(c)	773,000	730,932
Class C, 1 month U.S. LIBOR + 1.500% 1.6848% 8/15/33 (a)(b)(c)	1,861,000	1,720,541
sequential payer:
Series 2014-CPT Class A, 3.35% 7/13/29 (a)	30,000,000	30,572,817
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	42,970,000	42,597,850
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (a)(b)	3,900,000	4,009,696
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	14,071,172
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	5,415,000	5,138,785
Class C, 3.1771% 11/10/36 (a)	5,196,000	4,713,166
MSCCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (a)	171,017	166,143
Class C, 5.205% 11/15/34 (a)	5,394,100	5,277,181
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	599,020	700,733
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.7348% 3/15/36 (a)(b)(c)	4,500,000	4,063,446
Class C, 1 month U.S. LIBOR + 2.100% 2.2848% 3/15/36 (a)(b)(c)	24,454,000	21,498,338
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	17,344,153
Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	20,878,694
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	16,254,428
WF-RBS Commercial Mortgage Trust Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	11,946,712
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,001,158,268)		981,592,028

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	4,070,851
7.5% 4/1/34	16,440,000	26,809,366
7.55% 4/1/39	28,540,000	50,820,893
Series 2010, 7.625% 3/1/40	1,640,000	2,894,912
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,205,000	1,217,351
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,001,256
Series 2012 B, 5.432% 1/1/42	6,950,000	6,484,698
6.05% 1/1/29	540,000	544,806
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,209,818	16,374,834
5.1% 6/1/33	20,175,000	20,466,529
Series 2010-1, 6.63% 2/1/35	45,930,000	50,641,959
Series 2010-3:
6.725% 4/1/35	39,580,000	43,525,730
7.35% 7/1/35	18,315,000	20,777,452
Series 2010-5, 6.2% 7/1/21	4,034,000	4,069,304
Series 2013, 4% 12/1/20	13,080,000	13,055,463
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	39,231,914
TOTAL MUNICIPAL SECURITIES
(Cost $305,687,000)		308,987,318

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 5.625% 1/7/41	$19,502,000	$20,263,797
State of Qatar:
3.4% 4/16/25 (a)	11,185,000	12,191,650
3.75% 4/16/30 (a)	14,185,000	16,184,198
4.4% 4/16/50 (a)	13,195,000	16,345,306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,060,624)		64,984,951

Bank Notes - 0.5%
Discover Bank:
3.2% 8/9/21	$33,031,000	$33,765,279
3.35% 2/6/23	5,980,000	6,308,158
4.682% 8/9/28 (b)	23,162,000	23,382,039
KeyBank NA 6.95% 2/1/28	850,000	1,095,566
RBS Citizens NA 2.55% 5/13/21	7,857,000	7,985,528
Regions Bank 6.45% 6/26/37	30,566,000	41,040,218
Synchrony Bank 3.65% 5/24/21	21,962,000	22,318,263
TOTAL BANK NOTES
(Cost $129,138,484)		135,895,051
	Shares	Value

Money Market Funds - 10.1%
Fidelity Cash Central Fund 0.12% (j)
(Cost $2,869,231,112)	2,868,661,602	2,869,235,335
TOTAL INVESTMENT IN SECURITIES - 109.1%
(Cost $29,583,383,264)		30,880,967,383
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(2,581,208,525)
NET ASSETS - 100%		$28,299,758,858

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 7/1/50	$(29,850,000)	$(31,406,269)
2.5% 7/1/50	(25,150,000)	(26,461,228)
2.5% 7/1/50	(17,050,000)	(17,938,924)
2.5% 7/1/50	(12,800,000)	(13,467,345)
2.5% 7/1/50	(12,750,000)	(13,414,738)
2.5% 7/1/50	(17,050,000)	(17,938,924)
2.5% 7/1/50	(25,550,000)	(26,882,082)
2.5% 7/1/50	(25,150,000)	(26,461,228)
2.5% 7/1/50	(29,850,000)	(31,406,269)

TOTAL GINNIE MAE		(205,377,007)

Uniform Mortgage Backed Securities
2.5% 7/1/50	(45,800,000)	(47,728,611)
2.5% 7/1/50	(40,100,000)	(41,788,587)
2.5% 7/1/50	(5,700,000)	(5,940,024)
3% 7/1/50	(34,700,000)	(36,531,237)
3% 7/1/50	(33,200,000)	(34,952,077)
3% 7/1/50	(20,400,000)	(21,476,577)
3% 7/1/50	(33,100,000)	(34,846,800)
3% 7/1/50	(33,600,000)	(35,373,186)
3% 7/1/50	(9,050,000)	(9,527,599)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(268,164,698)

TOTAL TBA SALE COMMITMENTS
(Proceeds $473,192,322)		$(473,541,705)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,519,240,527 or 16.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Level 3 security

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,900,561
Total	$9,900,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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